S-K 1602(a)(3) Forepart, Sponsor Compensation - Rice Acquisition Sponsor 3 LLC [Member]	Aug. 29, 2025 USD ($) $ / shares shares
Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	8,750,000
Warrants if Over-allotment Option Exercised in Full [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	9,500,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 9,500,000
Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share	$ 1
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 8,750,000
Class A Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share	$ 11.5
Class B Ordinary Sshares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share	$ 0.0001